UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30*

Date of reporting period: February 28, 2019

*	This Form N-Q pertains only to the following series of the Registrant: MFS Global Bond Fund. Each remaining series of the Registrant has a fiscal year end other than November 30th.

ITEM 1.	SCHEDULE OF INVESTMENTS.

Quarterly Report
February 28, 2019
MFS®  Global Bond Fund

Portfolio of Investments
2/28/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 96.4%
Aerospace – 0.3%
Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027		$520,000	$ 492,336
TransDigm, Inc., 6.25%, 3/15/2026 (z)		1,099,000	1,123,727
			$ 1,616,063
Apparel Manufacturers – 0.1%
Coach, Inc., 4.125%, 7/15/2027		$663,000	$ 616,822
Asset-Backed & Securitized – 4.7%
ALM Loan Funding CLO, 2015-16A, “BR2”, FLR, 4.687% (LIBOR - 3mo. + 1.9%), 7/15/2027 (n)		$3,306,000	$ 3,259,885
Chesapeake Funding II LLC, 2016-1A, “A2”, FLR, 3.639% (LIBOR - 1mo. + 1.15%), 3/15/2028 (n)		416,232	416,933
Chesapeake Funding II LLC, 2016-2A, “A2”, FLR, 3.489% (LIBOR - 1mo. + 1%), 6/15/2028 (z)		476,567	477,409
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048		2,234,604	2,281,751
Dryden Senior Loan Fund, 2013-26A, “AR”, CLO, FLR, 3.687% (LIBOR - 3mo. + 0.9%), 4/15/2029 (z)		1,724,000	1,706,815
Flatiron CLO Ltd., 2013-1A, “A2R”, FLR, 4.423% (LIBOR - 3mo. + 1.65%), 1/17/2026 (n)		2,503,042	2,502,514
Ford Credit Auto Owner Trust, 2014-1, “A”, 2.26%, 11/15/2025 (n)		3,503,000	3,499,786
Fort Cre LLC, 2018-1A, “A1”, FLR, 3.869% (LIBOR - 1mo. + 1.35%), 11/21/2035 (n)		919,000	918,999
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 4.48% (LIBOR - 3mo. + 1.7%), 7/18/2031 (z)		2,560,000	2,517,146
Loomis, Sayles & Co., CLO, 2015-2A, “A1R”, FLR, 3.679% (LIBOR - 3mo. + 0.9%), 4/15/2028 (n)		3,474,000	3,442,342
Magnetite CLO Ltd., 2012-7A, “A1R2”, FLR, 3.587% (LIBOR - 3mo. + 0.8%), 1/15/2028 (n)		2,165,000	2,127,933
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C21, “A4”, 3.338%, 3/15/2048		691,382	689,478
Octagon Investment Partners XVII Ltd., 2013-1A, “BR2”, FLR, 4.17% (LIBOR - 3mo. + 1.4%), 1/25/2031 (n)		3,084,000	3,016,272
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048		1,532,563	1,518,305
			$ 28,375,568
Automotive – 1.3%
FCA Bank S.p.A., 1%, 2/21/2022	EUR	450,000	$ 510,567
Ferrari N.V., 1.5%, 3/16/2023		1,450,000	1,662,094
General Motors Co., 5.2%, 4/01/2045		$808,000	703,992
General Motors Financial Co., Inc., 3.45%, 4/10/2022		758,000	752,745
General Motors Financial Co., Inc., 4.35%, 1/17/2027		410,000	388,914
Lear Corp., 5.25%, 1/15/2025		1,971,000	2,023,774
Volkswagen International Finance N.V., 1.875%, 3/30/2027	EUR	500,000	549,275
ZF North America Capital, Inc., 4.75%, 4/29/2025 (n)		$1,258,000	1,227,043
			$ 7,818,404
Banks & Diversified Financials (Covered Bonds) – 0.2%
BPER Banca, 5.125% to 5/31/2022 FLR (EUR Swap Rate - 5yr. + 4.91%) to 5/31/2027	EUR	1,300,000	$ 1,471,292
Broadcasting – 0.5%
Fox Corp., 4.709%, 1/25/2029 (n)		$206,000	$ 213,742
SES S.A., 5.625%, 12/29/2049	EUR	500,000	605,692
WPP Finance, 3.75%, 9/19/2024		$583,000	561,404
WPP Finance, 1.375%, 3/20/2025	EUR	550,000	617,879
WPP Finance 2013, 2.875%, 9/14/2046	GBP	800,000	822,893
			$ 2,821,610
Brokerage & Asset Managers – 0.5%
E*TRADE Financial Corp., 2.95%, 8/24/2022		$645,000	$ 632,246
Euroclear Investments S.A., 2.625% to 4/11/2028, FLR (EUR Swap Rate - 5yr. + 1.659%) to 4/11/2048	EUR	600,000	677,181
Intercontinental Exchange, Inc., 2.75%, 12/01/2020		$604,000	601,829
Intercontinental Exchange, Inc., 3.75%, 12/01/2025		993,000	1,015,575
			$ 2,926,831

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Building – 0.6%
CRH America Finance, Inc., 4.5%, 4/04/2048 (n)		$783,000	$ 682,241
Martin Marietta Materials, Inc., 3.45%, 6/01/2027		447,000	416,047
Martin Marietta Materials, Inc., 3.5%, 12/15/2027		630,000	584,570
Masco Corp., 4.45%, 4/01/2025		355,000	359,833
Masco Corp., 4.375%, 4/01/2026		1,580,000	1,568,222
			$ 3,610,913
Business Services – 0.8%
Cisco Systems, Inc., 2.2%, 2/28/2021		$1,278,000	$ 1,265,294
Equinix, Inc., 5.75%, 1/01/2025		894,000	930,878
Equinix, Inc., 2.875%, 2/01/2026	EUR	1,000,000	1,160,167
Fidelity National Information Services, Inc., 3.875%, 6/05/2024		$435,000	436,552
Fidelity National Information Services, Inc., 5%, 10/15/2025		126,000	132,761
Fidelity National Information Services, Inc., 3%, 8/15/2026		1,086,000	1,012,741
			$ 4,938,393
Cable TV – 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035		$706,000	$ 755,844
Shaw Communications, 5.65%, 10/01/2019	CAD	769,000	594,846
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (n)		$837,000	839,092
Sky PLC, 2.5%, 9/15/2026	EUR	1,050,000	1,291,248
Time Warner Cable, Inc., 4.5%, 9/15/2042		$356,000	299,004
VTR Finance B.V., 6.875%, 1/15/2024 (n)		1,328,000	1,364,520
			$ 5,144,554
Chemicals – 0.6%
Air Liquide Finance Co., 2.25%, 9/27/2023 (n)		$1,053,000	$ 1,006,356
Sasol Chemicals (USA) LLC, 5.875%, 3/27/2024		814,000	844,119
Sasol Financing USA LLC, 6.5%, 9/27/2028		1,948,000	2,049,035
			$ 3,899,510
Computer Software – 0.6%
Microsoft Corp., 4.1%, 2/06/2037		$1,823,000	$ 1,906,672
Ubisoft Entertainment S.A., 1.289%, 1/30/2023	EUR	900,000	1,016,292
VeriSign, Inc., 4.75%, 7/15/2027		$693,000	684,338
			$ 3,607,302
Computer Software - Systems – 0.5%
Apple, Inc., 4.5%, 2/23/2036		$2,300,000	$ 2,475,035
Apple, Inc., 3.6%, 7/31/2042	GBP	300,000	460,446
Apple, Inc., 4.25%, 2/09/2047		$276,000	282,248
			$ 3,217,729
Conglomerates – 0.7%
Colfax Corp., 3.25%, 5/15/2025	EUR	500,000	$ 570,505
General Electric Co., 4.5%, 3/11/2044		$361,000	322,143
Roper Technologies, Inc., 4.2%, 9/15/2028		581,000	584,556
Thyssenkrupp AG, 1.375%, 3/03/2022	EUR	1,145,000	1,278,026
United Technologies Corp., 4.625%, 11/16/2048		$784,000	789,804
Wabtec Corp., 4.7%, 9/15/2028		628,000	619,782
			$ 4,164,816
Consumer Products – 0.7%
Coty, Inc., 4%, 4/15/2023 (z)	EUR	400,000	$ 448,610
JAB Holdings B.V., 2%, 5/18/2028		1,000,000	1,123,143
JAB Holdings B.V., 2.5%, 6/25/2029		500,000	575,203
Reckitt Benckiser Treasury Services PLC, 3%, 6/26/2027 (n)		$467,000	439,359
Whirlpool Corp., 4.75%, 2/26/2029		1,484,000	1,484,893
			$ 4,071,208

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Consumer Services – 1.2%
Experian Finance PLC, 4.25%, 2/01/2029 (n)		$1,309,000	$ 1,315,433
G4S International Finance PLC, 1.5%, 1/09/2023	EUR	750,000	852,816
IHS Markit Ltd., 4%, 3/01/2026 (n)		$320,000	310,659
ManpowerGroup, Inc., 1.75%, 6/22/2026	EUR	800,000	923,987
Priceline Group, Inc., 1.8%, 3/03/2027		850,000	993,890
Priceline Group, Inc., 3.55%, 3/15/2028		$461,000	444,101
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2027 (n)		1,754,000	1,139,908
Visa, Inc., 4.3%, 12/14/2045		1,126,000	1,181,523
			$ 7,162,317
Containers – 0.1%
Ball Corp., 5.25%, 7/01/2025		$455,000	$ 477,750
Electrical Equipment – 0.0%
Arrow Electronics, Inc., 3.5%, 4/01/2022		$285,000	$ 281,297
Electronics – 0.2%
ASML Holding N.V., 1.375%, 7/07/2026	EUR	700,000	$ 815,196
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027		$610,000	564,559
			$ 1,379,755
Emerging Market Quasi-Sovereign – 2.3%
Corporacion Financiera de Desarrollo S.A., 4.75%, 7/15/2025 (n)		$3,108,000	$ 3,201,271
Petrobras Global Finance B.V., 5.999%, 1/27/2028		2,000,000	2,029,000
Petroleos Mexicanos, 1.875%, 4/21/2022	EUR	750,000	829,576
Petroleos Mexicanos, 6.5%, 1/23/2029		$2,151,000	2,046,462
PT Pertamina Persero, 6%, 5/03/2042 (n)		1,600,000	1,687,034
PT Perusahaan Listrik Negara, 2.875%, 10/25/2025 (n)	EUR	900,000	1,063,668
Southern Gas Corridor CJSC, 6.875%, 3/24/2026		$1,420,000	1,580,812
State Grid Overseas Investment (2016) Ltd., 3.5%, 5/04/2027		1,523,000	1,479,365
			$ 13,917,188
Emerging Market Sovereign – 6.3%
Dominican Republic, 5.95%, 1/25/2027		$1,475,000	$ 1,528,837
Hellenic Republic, 3.45%, 4/02/2024 (z)	EUR	3,840,000	4,491,727
Hellenic Republic, 3.375%, 2/15/2025		9,860,000	11,305,349
Oriental Republic of Uruguay, 4.375%, 1/23/2031		$2,984,000	3,042,188
Republic of Argentina, 5.625%, 1/26/2022		1,500,000	1,345,500
Republic of Argentina, 7.5%, 4/22/2026		3,265,000	2,842,215
Republic of Hungary, 5.375%, 2/21/2023		1,600,000	1,711,968
Republic of Indonesia, 8.25%, 5/15/2029	IDR	66,654,000,000	4,890,961
Republic of Indonesia, 8.375%, 3/15/2034		41,130,000,000	2,986,452
Republic of Paraguay, 6.1%, 8/11/2044 (n)		$1,460,000	1,601,591
Republic of Turkey, 7.25%, 12/23/2023		1,500,000	1,563,615
United Mexican States, 4.6%, 2/10/2048		668,000	620,906
			$ 37,931,309
Energy - Independent – 0.5%
Diamondback Energy, Inc., 5.375%, 5/31/2025		$1,257,000	$ 1,300,995
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		1,700,000	1,637,182
			$ 2,938,177
Energy - Integrated – 0.5%
BP Capital Markets America, Inc., 3.41%, 2/11/2026		$2,188,000	$ 2,185,694
Eni S.p.A., 4%, 9/12/2023 (n)		569,000	575,381
			$ 2,761,075

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Financial Institutions – 1.3%
AerCap Ireland Capital Ltd., 4.625%, 10/30/2020		$150,000	$ 152,435
AerCap Ireland Capital Ltd., 3.65%, 7/21/2027		1,299,000	1,171,746
Arrow Global Finance PLC, 5.125%, 9/15/2024	GBP	550,000	696,665
Avolon Holdings Funding Ltd., 5.125%, 10/01/2023		$850,000	858,500
Avolon Holdings Funding Ltd., 5.25%, 5/15/2024 (z)		1,085,000	1,112,125
Cabot Financial (Luxembourg) S.A. , 7.5%, 10/01/2023	GBP	600,000	767,492
EXOR N.V., 1.75%, 1/18/2028	EUR	750,000	817,332
GE Capital International Funding Co., 3.373%, 11/15/2025		$1,728,000	1,662,864
Intertrust Group B.V., 3.375%, 11/15/2025	EUR	750,000	871,395
			$ 8,110,554
Food & Beverages – 1.7%
Anheuser-Busch InBev N.V., 1.5%, 4/18/2030	EUR	650,000	$ 722,428
Anheuser-Busch InBev Worldwide, Inc., 3.3%, 2/01/2023		$1,879,000	1,890,027
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		362,000	331,845
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		510,000	535,835
Constellation Brands, Inc., 4.25%, 5/01/2023		1,910,000	1,967,946
Constellation Brands, Inc., 4.75%, 12/01/2025		667,000	693,352
JBS USA LLC/JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)		1,171,000	1,210,521
Kraft Heinz Foods Co., 5.2%, 7/15/2045		116,000	107,922
Kraft Heinz Foods Co., 4.375%, 6/01/2046		495,000	410,531
Marfrig Holdings (Europe) B.V., 8%, 6/08/2023 (n)		627,000	650,958
PepsiCo, Inc., 3.1%, 7/17/2022		1,888,000	1,908,113
			$ 10,429,478
Gaming & Lodging – 0.2%
GLP Capital LP/GLP Financing II, Inc., 5.75%, 6/01/2028		$1,130,000	$ 1,172,646
Health Maintenance Organizations – 0.1%
Halfmoon Parent, Inc., 4.125%, 11/15/2025 (n)		$901,000	$ 915,260
Industrial – 0.3%
Investor AB, 1.5%, 9/12/2030	EUR	700,000	$ 813,757
KAEFER Isoliertechnik GmbH & Co., 5.5%, 1/10/2024 (n)		1,050,000	1,218,297
			$ 2,032,054
Insurance – 0.5%
American International Group, Inc., 1.875%, 6/21/2027	EUR	680,000	$ 765,163
Argentum Netherlands BV for Zurich Insurance Co. Ltd., 3.5% to 10/01/2026, FLR (EURIBOR - 3mo. + 3.95%) to 10/01/2046		900,000	1,116,555
Unum Group, 4%, 3/15/2024		$1,000,000	1,001,328
			$ 2,883,046
Insurance - Health – 0.6%
Aetna, Inc., 2.8%, 6/15/2023		$1,038,000	$ 1,010,523
Centene Corp., 5.375%, 6/01/2026 (n)		651,000	675,413
UnitedHealth Group, Inc., 4.625%, 7/15/2035		1,919,000	2,085,845
			$ 3,771,781
Insurance - Property & Casualty – 1.2%
Berkshire Hathaway, Inc., 2.75%, 3/15/2023		$738,000	$ 736,238
Chubb INA Holdings, Inc., 2.3%, 11/03/2020		318,000	314,916
Chubb INA Holdings, Inc., 2.875%, 11/03/2022		740,000	741,841
Chubb INA Holdings, Inc., 1.55%, 3/15/2028	EUR	204,000	235,861
Chubb INA Holdings, Inc., 2.5%, 3/15/2038		351,000	406,027
CNA Financial Corp., 5.875%, 8/15/2020		$1,000,000	1,036,726
Hiscox Ltd., 6.125% to 11/24/2025, FLR (GBP LIBOR - 3mo. + 5.076%) to 11/24/2045	GBP	600,000	859,623
Marsh & McLennan Cos., Inc., 3.5%, 6/03/2024		$1,000,000	1,004,417
Marsh & McLennan Cos., Inc., 4.35%, 1/30/2047		414,000	405,327

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – continued
QBE Capital Funding IV LP, 7.5% to 5/24/2021, FLR (GBP Swap Rate - 10yr. + 4.003%) to 5/24/2041	GBP	450,000	$ 637,295
XLIT Ltd., 3.25% to 6/29/2027, FLR (EURIBOR - 3mo. + 2.9%) to 6/29/2047	EUR	830,000	970,469
			$ 7,348,740
International Market Quasi-Sovereign – 1.1%
BNG Bank N.V., 0.75%, 1/11/2028	EUR	3,117,000	$ 3,593,685
Islandsbanki, 1.125%, 1/19/2024		950,000	1,047,469
KFW Government Development Banks, 1.125%, 6/15/2037		1,560,000	1,786,452
			$ 6,427,606
International Market Sovereign – 23.2%
Commonwealth of Australia, 2.75%, 11/21/2027	AUD	7,110,000	$ 5,321,460
Commonwealth of Australia, 2.75%, 6/21/2035		6,350,000	4,732,595
Federal Republic of Germany, 2.5%, 7/04/2044	EUR	3,852,000	6,158,988
Federal Republic of Germany, 2.5%, 8/15/2046		2,556,000	4,146,231
Government of Canada, 1.5%, 6/01/2026	CAD	11,523,000	8,517,975
Government of Canada, 5%, 6/01/2037		5,500,000	5,971,990
Government of Canada, Inflation Linked Bond, 4.25%, 12/01/2026		4,375,123	4,310,358
Government of Japan, 1.7%, 9/20/2032	JPY	519,150,000	5,620,597
Government of Japan, 2.4%, 3/20/2037		701,550,000	8,541,772
Government of Japan, 0.5%, 6/20/2038		2,491,200,000	22,737,829
Kingdom of Belgium, 1.6%, 6/22/2047	EUR	2,350,000	2,660,220
Kingdom of Norway, 2%, 4/26/2028	NOK	60,460,000	7,222,005
Kingdom of Spain, 2.75%, 10/31/2024	EUR	3,050,000	3,914,726
Kingdom of Spain, 5.15%, 10/31/2028		10,452,000	16,181,610
Kingdom of Spain, 5.15%, 10/31/2044		1,010,000	1,788,430
Republic of Italy, 2%, 2/01/2028		171,000	185,970
Republic of Italy, 1.65%, 3/01/2032		5,691,000	5,545,329
Republic of Italy, 4%, 2/01/2037		2,340,000	2,883,123
Republic of Portugal, 2.125%, 10/17/2028		12,347,000	15,047,489
Republic of Portugal, 4.1%, 4/15/2037		1,130,000	1,642,393
United Kingdom Treasury, 3.25%, 1/22/2044	GBP	1,414,000	2,403,371
United Kingdom Treasury, 3.75%, 7/22/2052		1,897,000	3,771,167
United Kingdom Treasury, 4%, 1/22/2060		398,000	880,331
			$ 140,185,959
Local Authorities – 0.3%
Province of Alberta, 4.5%, 12/01/2040	CAD	760,000	$ 704,886
Province of British Columbia, 2.3%, 6/18/2026		1,100,000	826,779
			$ 1,531,665
Major Banks – 4.8%
Bank of America Corp., 2.625%, 4/19/2021		$2,537,000	$ 2,520,459
Bank of America Corp., 3.248%, 10/21/2027		3,164,000	3,030,611
Bank of New York Mellon Corp., 3.442%, 2/07/2028		1,341,000	1,338,282
Bankia S.A., 6% to 7/18/2022, FLR (EUR Swap Rate - 5yr. + 5.819%) to 7/18/2065	EUR	1,000,000	1,117,030
Barclays Bank PLC, 6%, 1/14/2021		850,000	1,052,792
Credit Suisse Group AG, 1.25% to 7/17/2024, FLR (EUR Swap Rate - 1yr. + 0.75%) to 7/17/2025		800,000	906,711
Goldman Sachs Group, Inc., 4%, 3/03/2024		$2,000,000	2,029,984
HSBC Holdings PLC, 4.375%, 11/23/2026		893,000	898,674
JPMorgan Chase & Co., 2.95%, 10/01/2026		2,405,000	2,294,649
JPMorgan Chase & Co., 3.54%, 5/01/2028		1,095,000	1,076,133
Morgan Stanley, 2.5%, 4/21/2021		749,000	739,807
Morgan Stanley, 5.5%, 7/28/2021		484,000	509,966
Morgan Stanley, 3.95%, 4/23/2027		1,850,000	1,808,049
Nationwide Building Society, 1.5%, 3/08/2026	EUR	400,000	450,678
PNC Bank N.A., 2.6%, 7/21/2020		$2,435,000	2,425,591
Royal Bank of Scotland Group PLC, 3.875%, 9/12/2023		798,000	791,312
Sumitomo Mitsui Financial Group, Inc., 3.544%, 1/17/2028		1,743,000	1,730,006

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
UBS Group Funding (Jersey) Ltd., 1.5%, 11/30/2024	EUR	700,000	$ 811,394
UBS Group Funding (Switzerland) AG, 2.859% to 8/15/2022, FLR (LIBOR - 3mo. + 0.954%) to 8/15/2023 (n)		$1,000,000	978,093
UBS Group Funding (Switzerland) AG, 7% to 1/31/2024, FLR (Swap Rate - 5yr. + 4.34%) to 7/28/2060 (n)		1,757,000	1,769,299
Wells Fargo & Co., 4.15%, 1/24/2029		830,000	848,951
			$ 29,128,471
Medical & Health Technology & Services – 1.0%
Becton, Dickinson and Co., 1.401%, 5/24/2023	EUR	1,100,000	$ 1,270,998
Becton, Dickinson and Co., 3.734%, 12/15/2024		$462,000	462,373
Becton, Dickinson and Co., 4.685%, 12/15/2044		258,000	252,594
HCA, Inc., 5.25%, 6/15/2026		554,000	584,291
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045		1,026,000	962,824
Northwell Healthcare, Inc., 4.26%, 11/01/2047		931,000	891,771
Thermo Fisher Scientific, Inc., 3.2%, 8/15/2027		1,791,000	1,700,470
			$ 6,125,321
Medical Equipment – 0.2%
Abbott Laboratories, 4.9%, 11/30/2046		$1,021,000	$ 1,116,102
Teleflex, Inc., 4.625%, 11/15/2027		110,000	109,183
			$ 1,225,285
Metals & Mining – 0.4%
Cameco Corp., 5.67%, 9/02/2019	CAD	775,000	$ 596,879
Steel Dynamics, Inc., 5%, 12/15/2026		$1,171,000	1,191,492
Vale S.A., 3.75%, 1/10/2023	EUR	600,000	714,864
			$ 2,503,235
Midstream – 1.2%
APT Pipelines Ltd., 5%, 3/23/2035 (n)		$799,000	$ 791,116
MPLX LP, 4.5%, 4/15/2038		644,000	593,425
ONEOK, Inc., 4.95%, 7/13/2047		1,794,000	1,727,639
Sabine Pass Liquefaction LLC, 5%, 3/15/2027		1,250,000	1,298,452
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028		792,000	781,711
Tallgrass Energy LP, 4.75%, 10/01/2023 (n)		1,138,000	1,135,155
Targa Resources Partners LP/Targa Resources Finance Corp., 6.875%, 1/15/2029 (n)		840,000	894,075
			$ 7,221,573
Mortgage-Backed – 5.1%
Fannie Mae, 4.26%, 12/01/2019		$170,489	$ 172,800
Fannie Mae, 3.99%, 7/01/2021		241,102	247,207
Fannie Mae, 2.77%, 3/01/2022		345,893	345,373
Fannie Mae, 5%, 8/01/2040		756,885	810,412
Fannie Mae, 4%, 9/01/2040 - 2/01/2045		6,744,146	6,937,249
Fannie Mae, 4.5%, 2/01/2041 - 2/01/2046		8,322,283	8,744,495
Fannie Mae, 3.5%, 9/01/2045		1,863,052	1,871,726
Freddie Mac, 3.32%, 2/25/2023		12,000	12,226
Freddie Mac, 2.673%, 3/25/2026		2,389,000	2,330,846
Freddie Mac, 0.204%, 9/25/2026 (i)		62,189,000	1,017,798
Freddie Mac, 3.35%, 1/25/2028		2,272,000	2,292,155
Freddie Mac, 0.291%, 2/25/2028 (i)		46,151,000	1,220,463
Freddie Mac, 0.105%, 4/25/2028 (i)		46,683,000	587,706
Freddie Mac, 0.109%, 5/25/2028 (i)		47,225,000	617,231
Freddie Mac, 4.5%, 12/01/2039 - 5/01/2042		1,911,623	2,010,785
Freddie Mac, 5%, 7/01/2041		1,262,049	1,352,990
Freddie Mac, 4%, 4/01/2044		96,192	98,474
			$ 30,669,936

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Municipals – 0.2%
Commonwealth of Puerto Rico, Public Improvement, “C-7”, 6%, 7/01/2027		$90,000	$ 91,936
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “C”, 5.45%, 8/15/2028		1,017,000	1,077,288
			$ 1,169,224
Natural Gas - Distribution – 0.4%
Boston Gas Co., 3.15%, 8/01/2027 (n)		$827,000	$ 790,149
GNL Quintero S.A., 4.634%, 7/31/2029 (n)		1,600,000	1,618,000
			$ 2,408,149
Network & Telecom – 0.7%
AT&T, Inc., 4.75%, 5/15/2046		$651,000	$ 604,386
British Telecommunications PLC, 3.125%, 11/21/2031	GBP	650,000	847,599
Empresa Nacional de Telecomunicaciones S.A., 4.75%, 8/01/2026 (n)		$1,600,000	1,586,104
Telecom Italia S.p.A./Milano, 3%, 9/30/2025	EUR	950,000	1,043,168
			$ 4,081,257
Oils – 0.4%
Neste Oyj, 1.5%, 6/07/2024	EUR	900,000	$ 1,038,335
Phillips 66, 4.875%, 11/15/2044		$1,179,000	1,228,190
			$ 2,266,525
Other Banks & Diversified Financials – 1.7%
AIB Group PLC, 1.5%, 3/29/2023	EUR	950,000	$ 1,080,429
Belfius Bank S.A., 3.125%, 5/11/2026		600,000	721,679
BPCE S.A., 5.25%, 4/16/2029	GBP	600,000	919,993
Caixa Geral de Depositos, 5.75%, 6/28/2028	EUR	900,000	1,087,293
Deutsche Bank AG, 1.875%, 2/28/2020	GBP	800,000	1,053,701
Intesa Sanpaolo S.p.A., 5.25%, 1/28/2022		350,000	488,604
Intesa Sanpaolo S.p.A. , 2.125%, 8/30/2023	EUR	400,000	464,559
Macquarie Group Ltd., 1.25%, 3/05/2025		600,000	673,367
UBS AG, 5.125%, 5/15/2024		$1,560,000	1,588,470
UniCredit S.p.A., 1%, 1/18/2023	EUR	1,400,000	1,520,353
UniCredito Italiano S.p.A., 6.572%, 1/14/2022 (n)		$677,000	693,165
			$ 10,291,613
Pharmaceuticals – 0.8%
Bayer Capital Corp. B.V., 1.5%, 6/26/2026	EUR	700,000	$ 800,723
Celgene Corp., 2.875%, 8/15/2020		$2,480,000	2,471,770
Takeda Pharmaceutical Co. Ltd., 1.125%, 11/21/2022 (z)	EUR	820,000	944,048
Takeda Pharmaceutical Co. Ltd., 2.25%, 11/21/2026 (z)		750,000	887,789
			$ 5,104,330
Pollution Control – 0.2%
Republic Services, Inc., 3.95%, 5/15/2028		$951,000	$ 974,038
Real Estate - Apartment – 0.2%
Grand City Properties S.A., 3.75% to 2/18/2022, FLR (EUR Swap Rate-5yr. + 3.888%) to 2/18/2027, (EUR Swap Rate-5yr. + 4.138%) to 2/18/2042, (EUR Swap Rate-5yr. + 4.888%) to 12/31/2049	EUR	900,000	$ 1,046,738
Real Estate - Office – 0.3%
Merlin Properties SOCIMI S.A., REIT, 2.225%, 4/25/2023	EUR	1,000,000	$ 1,181,871
Merlin Properties SOCIMI S.A., REIT, 1.875%, 11/02/2026		550,000	615,097
			$ 1,796,968

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Retailers – 0.9%
Best Buy Co., Inc., 5.5%, 3/15/2021		$2,182,000	$ 2,268,408
Best Buy Co., Inc., 4.45%, 10/01/2028		984,000	952,400
Home Depot, Inc., 3.35%, 9/15/2025		2,338,000	2,371,380
			$ 5,592,188
Specialty Chemicals – 0.1%
Ecolab, Inc., 4.35%, 12/08/2021		$816,000	$ 845,579
Specialty Stores – 0.3%
Rallye S.A., 4.25%, 3/11/2019	EUR	800,000	$ 905,410
Richemont International S.A., 1.5%, 3/26/2030		900,000	1,050,397
			$ 1,955,807
Supermarkets – 0.1%
Esselunga S.p.A., 0.875%, 10/25/2023	EUR	130,000	$ 143,110
Loblaw Cos. Ltd., 4.86%, 9/12/2023	CAD	776,000	632,163
			$ 775,273
Supranational – 1.3%
European Stability Mechanism, 0.75%, 3/15/2027	EUR	5,370,000	$ 6,282,004
International Bank for Reconstruction and Development, 2.8%, 1/13/2021	AUD	620,000	445,780
International Bank for Reconstruction and Development, 4.25%, 6/24/2025		590,000	464,009
International Finance Corp., 3.25%, 7/22/2019		855,000	609,405
			$ 7,801,198
Telecommunications - Wireless – 0.3%
American Tower Corp., REIT, 5%, 2/15/2024		$1,500,000	$ 1,592,874
Crown Castle International Corp., 3.7%, 6/15/2026		508,000	495,478
			$ 2,088,352
Telephone Services – 0.1%
TELUS Corp., 5.05%, 7/23/2020	CAD	785,000	$ 617,197
Tobacco – 0.2%
Altria Group, Inc., 1.7%, 6/15/2025	EUR	440,000	$ 499,127
Altria Group, Inc., 3.125%, 6/15/2031		370,000	420,028
Reynolds American, Inc., 4%, 6/12/2022		$391,000	395,862
			$ 1,315,017
Transportation - Services – 0.6%
Autostrade per l'Italia S.p.A., 6.25%, 6/09/2022	GBP	525,000	$ 758,547
Compagnie Financiere et Industrielle des Autoroutes S.A., 0.75%, 9/09/2028	EUR	700,000	764,481
Heathrow Funding Ltd., 1.875%, 7/12/2032		600,000	687,973
Heathrow Funding Ltd., 4.625%, 10/31/2046	GBP	275,000	454,830
Transurban Finance Co., 1.75%, 3/29/2028	EUR	700,000	800,705
			$ 3,466,536
U.S. Government Agencies and Equivalents – 0.1%
Small Business Administration, 2.22%, 3/01/2033		$596,195	$ 576,061
U.S. Treasury Obligations – 18.2%
U.S. Treasury Bonds, 4.5%, 2/15/2036		$2,984,000	$ 3,652,369
U.S. Treasury Bonds, 3.5%, 2/15/2039		1,325,000	1,438,764
U.S. Treasury Bonds, 4.5%, 8/15/2039 (f)		2,328,000	2,880,991
U.S. Treasury Bonds, 3.625%, 2/15/2044		11,319,000	12,398,284
U.S. Treasury Bonds, 3%, 5/15/2047		3,139,000	3,089,585
U.S. Treasury Bonds, TIPS, 0.25%, 1/15/2025		12,590,628	12,298,606
U.S. Treasury Bonds, TIPS, 0.375%, 1/15/2027		4,233,003	4,117,257
U.S. Treasury Notes, 2.125%, 9/30/2024		12,000,000	11,729,063

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 2%, 11/15/2026		$12,535,000	$ 11,973,373
U.S. Treasury Notes, 2.75%, 2/15/2028 (f)		26,241,000	26,353,755
U.S. Treasury Notes, 2.875%, 5/15/2028		19,695,600	19,971,800
			$ 109,903,847
Utilities - Electric Power – 2.1%
Duke Energy Florida LLC, 3.2%, 1/15/2027		$1,164,000	$ 1,139,216
Emera U.S. Finance LP, 2.7%, 6/15/2021		321,000	315,106
Emera U.S. Finance LP, 3.55%, 6/15/2026		367,000	352,223
Enel Finance International N.V., 3.5%, 4/06/2028 (z)		743,000	665,063
Enel Finance International N.V., 4.75%, 5/25/2047 (n)		268,000	237,955
Enel S.p.A., 8.75% to 9/24/2023, FLR (Swap Rate - 5yr. + 5.880%) to 9/24/2043, FLR (Swap Rate - 5yr. + 6.63%) to 9/24/2073 (n)		1,000,000	1,085,000
Enel S.p.A., 6.625% to 9/15/2021, FLR (GBP Swap Rate - 5yr. + 4.089%) to 9/15/26, FLR (GBP Swap Rate - 5yr. + 4.339%) to 9/15/2041, FLR (GBP Swap Rate - 5yr. + 5.089%) to 9/15/2076	GBP	390,000	552,193
Engie Energia Chile S.A., 4.5%, 1/29/2025 (n)		$1,920,000	1,964,182
Exelon Corp., 3.497%, 6/01/2022		506,000	502,746
Innogy Finance B.V., 4.75%, 1/31/2034	GBP	500,000	780,026
LLPL Capital Pte. Ltd., 6.875%, 2/04/2039 (n)		$655,000	673,609
NextEra Energy Capital Holdings, Inc., 3.55%, 5/01/2027		1,252,000	1,219,852
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)		719,000	684,847
PPL Capital Funding, Inc., 5%, 3/15/2044		750,000	778,217
Virginia Electric & Power Co., 3.5%, 3/15/2027		1,624,000	1,615,696
			$ 12,565,931
Total Bonds			$ 583,474,321
Investment Companies (h) – 3.0%
Money Market Funds – 3.0%
MFS Institutional Money Market Portfolio, 2.49% (v)		18,305,840	$ 18,305,840
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.0%
Market Index Securities – 0.0%
Markit iTraxx Europe Index – April 2019 @ EUR 85	Put	Merrill Lynch International	$60,236,386	EUR 51,900,000	$17,841

Written Options (see table below) – 0.0%
(Premiums Received, $34,948)	$ (9,764)

Other Assets, Less Liabilities – 0.6%	3,471,598
Net Assets – 100.0%	$605,259,836
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $18,305,840 and $583,492,162, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $57,060,342, representing 9.4% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Avolon Holdings Funding Ltd., 5.25%, 5/15/2024	2/14/19	$1,085,000	$1,112,125
Chesapeake Funding II LLC, 2016-2A, “A2”, FLR, 3.489% (LIBOR - 1mo. + 1%), 6/15/2028	6/04/16	476,567	477,409
Coty, Inc., 4%, 4/15/2023	3/28/18	492,040	448,610
Dryden Senior Loan Fund, 2013-26A, “AR”, CLO, FLR, 3.687% (LIBOR - 3mo. + 0.9%), 4/15/2029	4/09/18	1,724,000	1,706,815
Enel Finance International N.V., 3.5%, 4/06/2028	10/02/18	654,962	665,063
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 4.48% (LIBOR - 3mo. + 1.7%), 7/18/2031	5/15/18	2,560,000	2,517,146
Hellenic Republic, 3.45%, 4/02/2024	1/29/19	4,361,456	4,491,727
Takeda Pharmaceutical Co. Ltd., 1.125%, 11/21/2022	11/15/18	925,984	944,048
Takeda Pharmaceutical Co. Ltd., 2.25%, 11/21/2026	11/15/18	848,839	887,789
TransDigm, Inc., 6.25%, 3/15/2026	1/30/19	1,099,000	1,123,727
Total Restricted Securities			$14,374,459
% of Net assets			2.4%
The following abbreviations are used in this report and are defined:
CJSC	Closed Joint Stock Company
CLO	Collateralized Loan Obligation
EURIBOR	Euro Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
ZAR	South African Rand

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 2/28/19
Written Options
Underlying	Put/Call	Counterparty	Par Amount/ Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Liability Derivatives
Market Index Securities
Markit iTraxx Europe Index	Put	Merrill Lynch International	EUR (51,900,000)	$(60,236,386)	EUR 100	April – 2019	$(9,764)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
CAD	11,172,188	USD	8,434,309	Citibank N.A.	4/12/2019	$63,746
CAD	12,951,194	USD	9,774,855	JPMorgan Chase Bank N.A.	4/12/2019	76,390
EUR	1,322,538	USD	1,504,389	Citibank N.A.	4/12/2019	5,072
EUR	905,417	USD	1,026,122	Deutsche Bank AG	4/12/2019	7,264
EUR	2,594,702	USD	2,953,123	JPMorgan Chase Bank N.A.	4/12/2019	8,306
EUR	1,042,838	USD	1,180,988	Morgan Stanley Capital Services, Inc.	4/12/2019	9,241
EUR	1,226,000	USD	1,396,671	State Street Bank Corp.	4/12/2019	2,609
GBP	454,000	USD	594,443	Barclays Bank PLC	4/12/2019	8,982
GBP	5,355,591	USD	7,023,569	Citibank N.A.	4/12/2019	94,712
GBP	444,371	USD	589,951	Deutsche Bank AG	4/12/2019	676
GBP	3,413,000	USD	4,487,729	Goldman Sachs International	4/12/2019	48,594
GBP	3,349,087	USD	4,295,271	JPMorgan Chase Bank N.A.	4/12/2019	156,104
GBP	544,000	USD	703,008	NatWest Markets PLC	4/12/2019	20,039
GBP	277,000	USD	368,132	State Street Bank Corp.	4/12/2019	37
GBP	370,281	USD	479,281	UBS AG	4/12/2019	12,871
IDR	22,960,080,000	USD	1,618,503	Barclays Bank PLC	3/29/2019	9,551
ILS	3,267,000	USD	890,079	Barclays Bank PLC	4/12/2019	13,619
MXN	30,034,401	USD	1,533,818	Citibank N.A.	4/12/2019	14,098
NZD	4,432,000	USD	3,017,584	JPMorgan Chase Bank N.A.	4/12/2019	3,103
PHP	246,311,000	USD	4,730,564	Barclays Bank PLC	4/26/2019	11,587
RUB	57,985,000	USD	867,986	JPMorgan Chase Bank N.A.	3/06/2019	11,148
SGD	1,705,000	USD	1,260,460	JPMorgan Chase Bank N.A.	4/12/2019	1,454
TRY	7,800,000	USD	1,415,890	Goldman Sachs International	4/12/2019	12,309
TRY	8,601,000	USD	1,518,002	JPMorgan Chase Bank N.A.	4/12/2019	56,861
USD	2,454,899	AUD	3,431,338	Deutsche Bank AG	4/12/2019	19,264
USD	4,745,583	AUD	6,668,770	JPMorgan Chase Bank N.A.	4/12/2019	11,951
USD	4,377,142	CAD	5,736,732	JPMorgan Chase Bank N.A.	4/12/2019	13,533
USD	564,092	CHF	550,000	Barclays Bank PLC	4/12/2019	10,902
USD	4,038,049	EUR	3,520,794	Citibank N.A.	4/12/2019	19,636
USD	4,851,719	EUR	4,188,438	Deutsche Bank AG	4/12/2019	71,300
USD	10,356,672	EUR	9,023,699	JPMorgan Chase Bank N.A.	4/12/2019	57,589
USD	13,043,404	EUR	11,367,290	NatWest Markets PLC	4/12/2019	69,497
USD	1,965,175	EUR	1,700,000	State Street Bank Corp.	4/12/2019	24,902
USD	1,810,700	JPY	195,000,000	Citibank N.A.	4/12/2019	55,554
USD	189,966	JPY	20,565,203	Goldman Sachs International	4/12/2019	4,864
USD	2,972,083	JPY	322,000,000	JPMorgan Chase Bank N.A.	4/12/2019	73,843
USD	558,927	NOK	4,752,278	JPMorgan Chase Bank N.A.	4/12/2019	2,556
USD	5,949,965	SEK	53,138,000	JPMorgan Chase Bank N.A.	4/12/2019	178,158
USD	417,118	SEK	3,696,000	UBS AG	4/12/2019	15,662
USD	3,155,730	ZAR	43,947,000	Deutsche Bank AG	4/12/2019	52,456
						$ 1,330,040

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
AUD	48,495	USD	34,506	JPMorgan Chase Bank N.A.	4/12/2019	$(83)
CAD	3,785,000	USD	2,883,842	JPMorgan Chase Bank N.A.	4/12/2019	(4,805)
CAD	4,108,000	USD	3,130,022	Merrill Lynch International	4/12/2019	(5,297)
CHF	3,899,000	USD	4,011,185	UBS AG	4/12/2019	(89,569)
CZK	14,293,000	USD	639,292	Barclays Bank PLC	4/12/2019	(4,282)
DKK	9,756,512	USD	1,505,255	NatWest Markets PLC	4/12/2019	(12,398)
EUR	1,247,321	USD	1,425,873	Brown Brothers Harriman	4/12/2019	(2,259)
EUR	8,430,415	USD	9,689,150	Citibank N.A.	4/12/2019	(67,207)
EUR	1,443,247	USD	1,660,721	Deutsche Bank AG	4/12/2019	(13,490)
EUR	3,720,277	USD	4,304,237	Goldman Sachs International	4/12/2019	(58,148)
EUR	13,065,298	USD	14,964,779	JPMorgan Chase Bank N.A.	4/12/2019	(52,872)
EUR	539,709	USD	619,565	NatWest Markets PLC	4/12/2019	(3,575)
JPY	87,056,000	USD	789,218	Brown Brothers Harriman	4/12/2019	(5,649)
JPY	301,110,380	USD	2,796,057	Citibank N.A.	4/12/2019	(85,839)
JPY	105,876,000	USD	968,107	Goldman Sachs International	4/12/2019	(15,144)
JPY	7,746,252,664	USD	71,690,044	Morgan Stanley Capital Services, Inc.	4/12/2019	(1,967,992)
KRW	8,541,410,000	USD	7,645,030	JPMorgan Chase Bank N.A.	3/11/2019	(49,087)
NOK	27,000,000	USD	3,214,807	Citibank N.A.	4/12/2019	(53,794)
NOK	22,000,000	USD	2,592,718	Goldman Sachs International	4/12/2019	(17,077)
PLN	5,021,000	USD	1,339,787	Citibank N.A.	4/12/2019	(11,178)
SEK	80,669,638	USD	9,120,160	JPMorgan Chase Bank N.A.	4/12/2019	(357,890)
THB	64,882,000	USD	2,067,293	JPMorgan Chase Bank N.A.	5/13/2019	(13,090)
ZAR	20,000,000	USD	1,496,230	Goldman Sachs International	4/12/2019	(83,950)
ZAR	43,947,533	USD	3,127,021	UBS AG	4/12/2019	(23,709)
USD	3,110,335	AUD	4,389,000	NatWest Markets PLC	4/12/2019	(5,069)
USD	35,759,613	CAD	47,501,948	Citibank N.A.	4/12/2019	(372,447)
USD	2,370,461	EUR	2,084,425	Deutsche Bank AG	4/12/2019	(8,570)
USD	920,775	EUR	809,609	JPMorgan Chase Bank N.A.	4/12/2019	(3,262)
USD	945,372	GBP	738,000	Brown Brothers Harriman	4/12/2019	(35,527)
USD	2,068,156	GBP	1,577,000	UBS AG	4/12/2019	(27,884)
USD	1,617,021	IDR	22,960,080,000	JPMorgan Chase Bank N.A.	3/29/2019	(11,032)
USD	2,281,171	NZD	3,369,549	Goldman Sachs International	4/12/2019	(15,389)
USD	1,486,606	TRY	8,601,000	NatWest Markets PLC	4/12/2019	(88,257)
						$(3,565,821)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Short	USD	169	$20,618,000	June – 2019	$108,539
U.S. Treasury Note 5 yr	Short	USD	205	23,485,313	June – 2019	68,429
U.S. Treasury Ultra 10 yr	Short	USD	152	19,676,875	June – 2019	118,198
						$295,166
Liability Derivatives
Interest Rate Futures
German Euro-Bobl 5 yr	Short	EUR	290	$43,779,086	March – 2019	$(48,897)
German Euro-Bund 10 yr	Short	EUR	26	4,888,828	March – 2019	(84,937)
U.S. Treasury Note 2 yr	Long	USD	227	48,168,336	June – 2019	(50,456)

Portfolio of Investments (unaudited) – continued
Futures Contracts − continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
Interest Rate Futures − continued
U.S. Treasury Ultra Bond	Long	USD	12	$1,915,125	June – 2019	$ (31,142)
						$(215,432)
At February 28, 2019, the fund had cash collateral of $1,920,000 and other liquid securities with an aggregate value of $1,033,255 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
2/28/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Concentration
The fund may invest between 25% and 35% of its total assets in the securities of issuers in any particular industry if, at the time of investment, that industry represents 20% or more of the global bond market, as a whole, as measured by an index determined by MFS to be an appropriate measure of the global bond market. At February 28, 2019, the fund did not have more than 25% of its assets invested in any one industry.
(2) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and written options. The following is a summary of the levels used as of February 28, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$110,479,908	$—	$110,479,908
Non-U.S. Sovereign Debt	—	206,263,259	—	206,263,259
Municipal Bonds	—	1,169,224	—	1,169,224
U.S. Corporate Bonds	—	116,216,646	—	116,216,646
Residential Mortgage-Backed Securities	—	30,669,936	—	30,669,936
Commercial Mortgage-Backed Securities	—	5,408,534	—	5,408,534
Asset-Backed Securities (including CDOs)	—	22,967,034	—	22,967,034
Foreign Bonds	—	90,317,621	—	90,317,621
Mutual Funds	18,305,840	—	—	18,305,840
Total	$18,305,840	$583,492,162	$—	$601,798,002
Other Financial Instruments
Futures Contracts - Assets	$295,166	$—	$—	$295,166
Futures Contracts - Liabilities	(215,432)	—	—	(215,432)
Forward Foreign Currency Exchange Contracts - Assets	—	1,330,040	—	1,330,040
Forward Foreign Currency Exchange Contracts - Liabilities	—	(3,565,821)	—	(3,565,821)
Written Options - Liabilities	—	(9,764)	—	(9,764)
For further information regarding security characteristics, see the Portfolio of Investments.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	15,148,351	92,228,513	(89,071,024)	18,305,840
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(1,789)	$(433)	$—	$92,453	$18,305,840

(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of February 28, 2019, are as follows:
United States	59.2%
Japan	6.7%
Spain	4.1%
Canada	3.9%
United Kingdom	3.8%
Italy	3.6%
Portugal	3.0%
Greece	2.6%
Germany	(5.3)%
Other Countries	18.4%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST X

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: April 16, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: April 16, 2019

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 16, 2019

*	Print name and title of each signing officer under his or her signature.